Trade payables and other liabilities (Tables)	12 Months Ended
Dec. 31, 2017
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Summary of Trade Payables and Other Liabilities

	2017	2016	2015
	(€’000)
Non-current
Deferred revenue	7,557	6,282	5,272
Other non-current liabilities	7,523	5,436	6,777
	15,080	11,718	12,049
Current
Trade payables	47,489	23,076	25,045
Tax and social security	9,357	6,528	9,439
Customer deposits	20,878	20,671	21,208
Deferred revenue	73,262	63,974	60,700
Accrued expenses	78,770	57,043	46,103
Other current liabilities	122	107	134
	229,878	171,399	162,629

Summary of Accrued Expenses

Accrued expenses are analyzed as follows:

	2017	2016	2015
	(€’000)
Data-center-related costs	36,805	18,752	11,788
Personnel and related costs	13,273	12,261	11,709
Professional services	2,486	1,871	2,246
Customer implementation and related costs	4,492	3,081	3,346
Financing-related costs	17,909	17,498	13,454
Other	3,805	3580	3,560
	78,770	57,043	46,103